U.S. SECURITIES AND EXCHANGE COMMISSION
     Washington, D.C.  204549

     FORM 24F-2
     Annual Notice of Securities Sold
     Pursuant to Rule 24f-2



     1.    Name and address of issuer:

               SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
               Financial Square
               New York, NY 10005

     2. Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):[ x ]

               SG Cowen Standby Tax-Exempt Reserve Fund, Inc.


     3.    Investment Company Act File Number:     811-04344

           Securities Act File Number:             002-98681

     4(a). Last day of fiscal year for which this notice is filed:

               September 30, 1999

     4(b). [   ] Check box if this Form is being filed late (i.e.,more than 90 days after the end of the issuer's fiscal year). (See Instruction
           A.2)

     4(c). [   ] Check box if this is the last time the issuer will be filing this Form.

     5.    Calculation of registration fee:

            (i)  Aggregate sale price of securities sold
                 during the fiscal year pursuant rule 24(f):

                                                                $ 707,597,870

           (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                                 $ 769,350,348

          (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not proviously used to reduce registration fees payable to the Commission:

                                                $          0.00

           (iv)  Total available redemption credits [add
                 Items 5(ii) and 5(iii)]:

                                                             - $ 769,350,348
            (v)  Net sales-- if Item 5(i) is greater than
                 Item 5(iv) [subtract Item 5(iv) from
                 Item 5(i)]:

                                                              - $ 61,752,478
           ____________________________________________________________________
          |(vi)  Redemption credits available for use in future                |
          |      years-- if Item 5(i) is less than Item 5(iv)                  |
          |      Subtract Item 5(iv) form Item 5(i):                           |
          |                                                                    |
          |                                        $(    0.00 )                |
          |____________________________________________________________________|

          (vii)  Mutliplier for determining registration fee
                 (See instruction C.9):

                                                                 x 1/36 of 1%

         (viii)  Registration fee due [multiply Item 5(v) by
                 Item 5(vii)] (enter "0" if no fee is due):

                                                        =          $ 0
                                                            _________________

     6.    Prepaid Shares

           If the repsonse to Item 5(i) was determined by deducting an amount of securities that were registered under the Secuties Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: NONE . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NONE .

     7. Interest due-- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                        + $              0.00

     8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                        =          $ -0-
                                                            _________________

     9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                Method of Delivery:

                     [ x ]  Wire Transfer
                     [   ]  Mail or Other Means

     SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


          By (Signature and Title)*     /s/ Philip Bafundo

                                       Philip Bafundo, Treasurer

     Date:     October 28, 1999

          *Please print the name and title of the signing officer below the signature.